Tax charge from continuing operations - Reconciliation of shareholder effective tax rate from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of shareholder effective tax rate from continuing operations
Profit (loss) before tax, attributable to shareholders	£ 896	£ 1,599
Expected tax rate (ETR)	20.00%	22.00%
Tax at the expected rate	£ 179	£ 352
Tax at the expected rate	20.00%	22.00%
Effects of recurring tax reconciliation items and percentage impact on ETR:
Income not taxable or taxable at concessionary rates	£ (54)	£ (19)
Income not taxable or taxable at concessionary rates, percentage impact on ETR	(6.00%)	(1.20%)
Deductions not allowable for tax purposes	£ 23	£ 25
Deductions not allowable for tax purposes, percentage impact on ETR	2.60%	1.60%
Items related to taxation of life insurance businesses	£ (138)	£ (36)
Items related to taxation of life insurance businesses, percentage impact on ETR	(15.40%)	(2.30%)
Deferred tax adjustments	£ (9)	£ (17)
Deferred tax adjustments, percentage impact on ETR	(1.00%)	(1.10%)
Effect of results of joint ventures and associates	£ (27)	£ (20)
Effect of results of joint ventures and associates, percentage impact on ETR	(3.00%)	(1.30%)
Irrecoverable withholding taxes	£ 21	£ 26
Irrecoverable withholding taxes, percentage impact on ETR	2.30%	1.80%
Other	£ 4
Other, percentage impact on ETR	0.40%
Total effects of recurring tax reconciliation items	£ (180)	£ (41)
Total tax rate, Effects of recurring tax reconciliation items	(20.10%)	(2.50%)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	£ 15	£ 7
Adjustments to tax charge in relation to prior years, percentage impact on ETR	1.70%	0.40%
Movements in provisions for open tax matters	£ 6	£ 8
Movements in provisions for open tax matters, percentage impact on ETR	0.70%	0.50%
Adjustments in relation to business disposals	£ (19)
Adjustments in relation to business disposals	(2.20%)
Total effects of non-recurring tax reconciliation items	£ 2	£ 15
Total tax rate, Effects of non-recurring tax reconciliation items	0.20%	0.90%
Total actual tax charge	£ 1	£ 326
Total actual tax charge	0.10%	20.40%
Hong Kong
Effects of recurring tax reconciliation items and percentage impact on ETR:
Items related to taxation of life insurance businesses	£ (82)
Effects of non-recurring tax reconciliation items:
Percentage of net insurance premium used to calculate income tax charge	5.00%